INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended
	September 30,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations attributable to Origin Agritech Limited	(90,433)	(153,663)	(62,120)
Net income (loss) from discontinued operations attributable to Origin Agritech Limited	14,759	—	—
Net loss attributable to Origin Agritech Limited	(75,674)	(153,663)	(62,120)

Denominator:
Average common stock outstanding - basic	2,808,293	3,061,979	4,185,840
Dilutive effect of share options	—	—	—
Diluted shares	2,808,293	3,061,979	4,185,840

Basic and Diluted Per Share Data:
Basic and diluted loss per share attributable to Origin Agritech Limited:
Continuing operations	(32.20)	(50.18)	(14.85)
Discontinued operations	5.25	—	—
	(26.95)	(50.18)	(14.85)